Shareholder Report, Average Annual Return (Details)	1 Months Ended	4 Months Ended	6 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000262836
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Weitz Core Plus Bond ETF
C000262837
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Weitz Multisector Bond ETF
Without Sales Load [Member] | C000262836
Average Annual Return [Line Items]
Average Annual Return, Percent		3.29%
Without Sales Load [Member] | C000262837
Average Annual Return [Line Items]
Average Annual Return, Percent	0.78%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.89%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.59%